UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4054

                    Oppenheimer AMT-Free New York Municipals
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON       MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--105.6%
-------------------------------------------------------------------------------------------------------------------------------
New York--97.2%
$    14,500,000   Albany IDA (Charitable Leadership)                                5.750%       07/01/2026      $  15,166,275
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Albany IDA (Charitable Leadership)                                6.000        07/01/2019          1,086,840
-------------------------------------------------------------------------------------------------------------------------------
        100,000   Albany IDA (New Covenant Charter School)                          7.000        05/01/2025             98,461
-------------------------------------------------------------------------------------------------------------------------------
      1,140,000   Albany IDA (Sage Colleges)                                        5.250        04/01/2019          1,178,190
-------------------------------------------------------------------------------------------------------------------------------
        500,000   Albany IDA (Sage Colleges)                                        5.300        04/01/2029            515,890
-------------------------------------------------------------------------------------------------------------------------------
         30,000   Albany Parking Authority                                          5.625        07/15/2025             32,351
-------------------------------------------------------------------------------------------------------------------------------
         30,000   Allegany County IDA (Houghton College)                            5.250        01/15/2024             30,871
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Amherst IDA (Daemen College)                                      6.000        10/01/2021          1,069,990
-------------------------------------------------------------------------------------------------------------------------------
      5,895,000   Brookhaven IDA (Alternatives for Children)                        7.550        02/01/2033          6,346,793
-------------------------------------------------------------------------------------------------------------------------------
      9,235,000   Brookhaven IDA (Dowling College)                                  6.750        11/01/2032          9,767,582
-------------------------------------------------------------------------------------------------------------------------------
        350,000   Broome County IDA (University Plaza)                              5.200        08/01/2030            364,172
-------------------------------------------------------------------------------------------------------------------------------
        250,000   Broome County IDA (University Plaza)                              5.200        08/01/2036            259,765
-------------------------------------------------------------------------------------------------------------------------------
        750,000   Buffalo Municipal Water Finance Authority, Series B               5.000        07/01/2027            795,180
-------------------------------------------------------------------------------------------------------------------------------
        300,000   Bushnell Basin Fire Association (Volunteer Fire
                  Department)                                                       5.750        11/01/2030            304,191
-------------------------------------------------------------------------------------------------------------------------------
         85,000   Cattaraugus County IDA (Olean General Hospital)                   5.250        08/01/2023             88,987
-------------------------------------------------------------------------------------------------------------------------------
         70,000   East Rochester Hsg. Authority (St. John's Meadows)                5.750        08/01/2037             75,139
-------------------------------------------------------------------------------------------------------------------------------
        500,000   Erie County IDA (Charter School Applied Tech)                     6.875        06/01/2035            484,575
-------------------------------------------------------------------------------------------------------------------------------
      1,095,000   Erie County IDA (DePaul Properties)                               5.750        09/01/2028            866,309
-------------------------------------------------------------------------------------------------------------------------------
        200,000   Erie County IDA (DePaul Properties)                               6.500        09/01/2018            188,594
-------------------------------------------------------------------------------------------------------------------------------
      5,600,000   Erie County IDA (Medaille College)                                7.625        04/01/2035          5,828,704
-------------------------------------------------------------------------------------------------------------------------------
      9,050,000   Erie County IDA (The Episcopal Church Home)                       5.875        02/01/2018          9,394,534
-------------------------------------------------------------------------------------------------------------------------------
      9,875,000   Erie County IDA (The Episcopal Church Home)                       6.000        02/01/2028         10,266,544
-------------------------------------------------------------------------------------------------------------------------------
        150,000   Erie County Tobacco Asset Securitization Corp.                    6.125        07/15/2030            157,349
-------------------------------------------------------------------------------------------------------------------------------
      6,100,000   Erie County Tobacco Asset Securitization Corp.                    6.250        07/15/2040          6,436,110
-------------------------------------------------------------------------------------------------------------------------------
      5,500,000   Erie County Tobacco Asset Securitization Corp.                    6.500        07/15/2032          5,863,385
-------------------------------------------------------------------------------------------------------------------------------
        100,000   Essex County IDA (North Country Community College
                  Foundation)                                                       5.000        06/01/2020            100,735
-------------------------------------------------------------------------------------------------------------------------------
        130,000   Essex County IDA (North Country Community College
                  Foundation)                                                       5.200        06/01/2025            130,806
-------------------------------------------------------------------------------------------------------------------------------
        110,000   Essex County IDA (North Country Community College
                  Foundation)                                                       5.300        06/01/2035            110,924
-------------------------------------------------------------------------------------------------------------------------------
        175,000   Franklin County IDA (North Country Community College
                  Foundation)                                                       5.200        06/01/2025            176,085
-------------------------------------------------------------------------------------------------------------------------------
      3,750,000   Geneva IDA (Hobart & William Smith Colleges)                      5.375        02/01/2033          4,052,550
-------------------------------------------------------------------------------------------------------------------------------
      5,500,000   Hempstead IDA (Working Organization for Retarded
                  Children)                                                         6.900        08/01/2033          5,698,770
-------------------------------------------------------------------------------------------------------------------------------
        880,000   Herkimer County IDA (Folts Adult Home) 1                          5.500        03/20/2040            970,693
-------------------------------------------------------------------------------------------------------------------------------
      1,790,000   Herkimer County IDA (Herkimer County College
                  Foundation)                                                       6.250        08/01/2034          1,902,376
-------------------------------------------------------------------------------------------------------------------------------
      5,750,000   L.I.  Power Authority RITES 2                                    12.415 3      09/01/2033          7,132,530
-------------------------------------------------------------------------------------------------------------------------------
      4,395,000   L.I.  Power Authority, Series A                                   5.125        09/01/2029          4,619,760
-------------------------------------------------------------------------------------------------------------------------------
         30,000   L.I.  Power Authority, Series A                                   5.250        12/01/2026             31,617
-------------------------------------------------------------------------------------------------------------------------------
         25,000   L.I.  Power Authority, Series A                                   5.300        12/01/2019             26,814
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Lyons Community Health Initiatives Corp.                          5.550        09/01/2024          1,075,620
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County IDA (Cloverwood Senior Living)                      6.875        05/01/2033            809,760
-------------------------------------------------------------------------------------------------------------------------------
      1,925,000   Monroe County IDA (DePaul Community Facilities)                   5.875        02/01/2028          1,623,872
-------------------------------------------------------------------------------------------------------------------------------
        100,000   Monroe County IDA (Rochester Institute of Technology)             5.250        04/01/2019            100,657
-------------------------------------------------------------------------------------------------------------------------------
        525,000   Monroe County IDA (Rochester Institute of Technology)             5.375        04/01/2029            522,165
-------------------------------------------------------------------------------------------------------------------------------


1               |               Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON       MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------------
New York Continued
-------------------------------------------------------------------------------------------------------------------------------
$       460,000   Monroe County Tobacco Asset Securitization Corp.                  6.375%       06/01/2035      $     488,391
-------------------------------------------------------------------------------------------------------------------------------
      4,000,000   Monroe Newpower Corp.                                             5.500        01/01/2034          4,221,320
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe Newpower Corp.                                             5.625        01/01/2026          1,065,510
-------------------------------------------------------------------------------------------------------------------------------
     18,000,000   MTA Service Contract, Series A                                    5.125        01/01/2029         19,157,220
-------------------------------------------------------------------------------------------------------------------------------
     13,785,000   MTA, Series A                                                     5.125        11/15/2031         14,639,670
-------------------------------------------------------------------------------------------------------------------------------
      8,000,000   MTA, Series B 1                                                   5.000        11/15/2031          8,522,960
-------------------------------------------------------------------------------------------------------------------------------
        640,000   Nassau County IDA (ALIA-ACDS)                                     6.125        09/01/2018            665,901
-------------------------------------------------------------------------------------------------------------------------------
      2,135,000   Nassau County IDA (ALIA-AP)                                       7.000        09/01/2028          2,231,716
-------------------------------------------------------------------------------------------------------------------------------
        895,000   Nassau County IDA (ALIA-CMA)                                      6.125        09/01/2018            931,221
-------------------------------------------------------------------------------------------------------------------------------
        990,000   Nassau County IDA (ALIA-CSMR)                                     6.125        09/01/2018          1,030,065
-------------------------------------------------------------------------------------------------------------------------------
        670,000   Nassau County IDA (ALIA-EFLI)                                     6.125        09/01/2018            697,115
-------------------------------------------------------------------------------------------------------------------------------
        510,000   Nassau County IDA (ALIA-HAII)                                     6.125        09/01/2018            530,640
-------------------------------------------------------------------------------------------------------------------------------
        595,000   Nassau County IDA (ALIA-NCMRS)                                    6.125        09/01/2018            619,080
-------------------------------------------------------------------------------------------------------------------------------
      2,755,000   Nassau County IDA (Hispanic Counseling Center)                    7.625        06/01/2033          2,860,461
-------------------------------------------------------------------------------------------------------------------------------
      2,500,000   Niagara County IDA (American Ref-Fuel Company)                    5.550        11/15/2024          2,697,375
-------------------------------------------------------------------------------------------------------------------------------
        500,000   Niagara County Tobacco Asset Securitization Corp.                 6.250        05/15/2034            526,870
-------------------------------------------------------------------------------------------------------------------------------
        285,000   Niagara County Tobacco Asset Securitization Corp.                 6.250        05/15/2040            300,316
-------------------------------------------------------------------------------------------------------------------------------
      7,745,000   Niagara Falls CSD COP (High School Facility)                      5.375        06/15/2028          8,382,568
-------------------------------------------------------------------------------------------------------------------------------
      3,665,000   NY Counties Tobacco Trust I (TASC)                                6.500        06/01/2035          3,902,675
-------------------------------------------------------------------------------------------------------------------------------
     14,550,000   NY Counties Tobacco Trust II (TASC)                               5.625        06/01/2035         14,845,511
-------------------------------------------------------------------------------------------------------------------------------
         20,000   NY Counties Tobacco Trust II (TASC) 2                             5.750        06/01/2043             20,538
-------------------------------------------------------------------------------------------------------------------------------
      1,800,000   NY Counties Tobacco Trust III                                     6.000        06/01/2043          1,895,994
-------------------------------------------------------------------------------------------------------------------------------
         35,000   NYC GO                                                            5.000        08/01/2022             36,049
-------------------------------------------------------------------------------------------------------------------------------
      3,050,000   NYC GO                                                            5.000        03/01/2030          3,238,368
-------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYC GO                                                            5.000        11/01/2034          5,288,200
-------------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC GO                                                            5.000        03/01/2035          3,177,930
-------------------------------------------------------------------------------------------------------------------------------
      4,000,000   NYC GO                                                            5.000        04/01/2035          4,238,880
-------------------------------------------------------------------------------------------------------------------------------
      1,270,000   NYC GO                                                            5.250        03/15/2032          1,355,204
-------------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYC GO                                                            5.375        12/01/2026          2,687,700
-------------------------------------------------------------------------------------------------------------------------------
      1,300,000   NYC GO                                                            5.500        06/01/2022          1,431,664
-------------------------------------------------------------------------------------------------------------------------------
        730,000   NYC GO                                                            5.750        02/01/2020            751,557
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                                            5.875        08/01/2019          1,131,460
-------------------------------------------------------------------------------------------------------------------------------
      6,790,000   NYC GO                                                            6.125        08/01/2025          7,243,233
-------------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            7.500        02/01/2019              5,018
-------------------------------------------------------------------------------------------------------------------------------
      1,512,265   NYC HDC (Keith Plaza)                                             6.500        02/15/2018          1,590,872
-------------------------------------------------------------------------------------------------------------------------------
      1,545,000   NYC HDC (Multifamily Hsg.), Series E-1                            4.950        11/01/2033          1,599,817
-------------------------------------------------------------------------------------------------------------------------------
      2,296,359   NYC HDC (Seaview Towers)                                          6.500        01/15/2018          2,415,724
-------------------------------------------------------------------------------------------------------------------------------
        100,000   NYC Health & Hospital Corp.                                       5.375        02/15/2026            105,252
-------------------------------------------------------------------------------------------------------------------------------
      1,945,000   NYC Health & Hospital Corp.                                       5.450        02/15/2026          2,055,787
-------------------------------------------------------------------------------------------------------------------------------
      1,535,000   NYC IDA (American Council of Learned Societies)                   5.250        07/01/2027          1,645,858
-------------------------------------------------------------------------------------------------------------------------------
      2,760,000   NYC IDA (Beth Abraham Health Services)                            6.500        02/15/2022          2,991,426
-------------------------------------------------------------------------------------------------------------------------------
        500,000   NYC IDA (Beth Abraham Health Services)                            6.500        11/15/2027            528,915
-------------------------------------------------------------------------------------------------------------------------------
      2,100,000   NYC IDA (Beth Abraham Health Services)                            6.500        11/15/2034          2,212,476
-------------------------------------------------------------------------------------------------------------------------------
      6,000,000   NYC IDA (Calhoun School)                                          6.625        12/01/2034          6,414,300
-------------------------------------------------------------------------------------------------------------------------------
      3,965,000   NYC IDA (Community Resource Developmentally Disabled)             7.500        08/01/2026          4,090,135
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Eger Harbor House)                                       5.875        05/20/2044          1,131,130
-------------------------------------------------------------------------------------------------------------------------------
        725,000   NYC IDA (Family Support Systems)                                  7.500        11/01/2034            745,235
-------------------------------------------------------------------------------------------------------------------------------
        220,000   NYC IDA (Global Country World Peace)                              7.250        11/01/2025            220,724
-------------------------------------------------------------------------------------------------------------------------------
        170,000   NYC IDA (Global Country World Peace)                              7.250        11/01/2025            169,993
-------------------------------------------------------------------------------------------------------------------------------
        880,000   NYC IDA (Independent Living Association)                          6.200        07/01/2020            885,174
-------------------------------------------------------------------------------------------------------------------------------


2               |               Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON       MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------------
New York Continued
-------------------------------------------------------------------------------------------------------------------------------
$       500,000   NYC IDA (Liberty-7 World Trade Center) 1,2                        6.750%       03/01/2015      $     531,550
-------------------------------------------------------------------------------------------------------------------------------
      3,700,000   NYC IDA (Lycee Francais De New York)                              5.375        06/01/2023          3,880,745
-------------------------------------------------------------------------------------------------------------------------------
      4,000,000   NYC IDA (Lycee Francais De New York)                              6.800        06/01/2028          4,265,560
-------------------------------------------------------------------------------------------------------------------------------
        385,000   NYC IDA (Metropolitan College of New York)                        5.750        03/01/2020            384,022
-------------------------------------------------------------------------------------------------------------------------------
      2,100,000   NYC IDA (Polytechnic University)                                  6.000        11/01/2020          2,106,594
-------------------------------------------------------------------------------------------------------------------------------
      4,080,000   NYC IDA (Polytechnic University)                                  6.125        11/01/2030          4,098,686
-------------------------------------------------------------------------------------------------------------------------------
      1,380,000   NYC IDA (PSCH)                                                    6.375        07/01/2033          1,483,886
-------------------------------------------------------------------------------------------------------------------------------
        750,000   NYC IDA (Reece School)                                            7.500        12/01/2037            755,363
-------------------------------------------------------------------------------------------------------------------------------
        295,000   NYC IDA (Reece School)                                            7.500        12/01/2037            295,325
-------------------------------------------------------------------------------------------------------------------------------
      1,485,000   NYC IDA (Staten Island University Hospital)                       6.450        07/01/2032          1,522,660
-------------------------------------------------------------------------------------------------------------------------------
      6,020,000   NYC IDA (The Child School)                                        7.550        06/01/2033          6,377,648
-------------------------------------------------------------------------------------------------------------------------------
     15,785,000   NYC IDA (Touro College)                                           6.350        06/01/2029         16,377,727
-------------------------------------------------------------------------------------------------------------------------------
      5,600,000   NYC IDA (Urban Resource Institute)                                7.375        11/01/2033          5,908,000
-------------------------------------------------------------------------------------------------------------------------------
      5,600,000   NYC IDA (Vocational Instruction)                                  7.750        02/01/2033          5,889,296
-------------------------------------------------------------------------------------------------------------------------------
      4,245,000   NYC IDA (YMCA of Greater NY)                                      5.250        08/01/2021          4,465,825
-------------------------------------------------------------------------------------------------------------------------------
      3,015,000   NYC Municipal Water Finance Authority                             5.000        06/15/2032          3,153,057
-------------------------------------------------------------------------------------------------------------------------------
     15,320,000   NYC Municipal Water Finance Authority                             5.000        06/15/2039         16,413,082
-------------------------------------------------------------------------------------------------------------------------------
      6,000,000   NYC Municipal Water Finance Authority                             5.000        06/15/2039          6,402,840
-------------------------------------------------------------------------------------------------------------------------------
        120,000   NYC Municipal Water Finance Authority                             5.125        06/15/2030            125,279
-------------------------------------------------------------------------------------------------------------------------------
         20,000   NYC Municipal Water Finance Authority                             5.250        06/15/2025             21,477
-------------------------------------------------------------------------------------------------------------------------------
        315,000   NYC Municipal Water Finance Authority                             5.250        06/15/2029            330,517
-------------------------------------------------------------------------------------------------------------------------------
      8,000,000   NYC Municipal Water Finance Authority                             5.500        06/15/2033          8,740,080
-------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYC Municipal Water Finance Authority ROLs 1                     13.617 3      06/15/2013          6,427,200
-------------------------------------------------------------------------------------------------------------------------------
        120,000   NYS DA (Bethel Springvale Home)                                   6.000        02/01/2035            124,357
-------------------------------------------------------------------------------------------------------------------------------
      5,750,000   NYS DA (Ithaca College)                                           5.250        07/01/2026          6,103,913
-------------------------------------------------------------------------------------------------------------------------------
        220,000   NYS DA (Judicial Facilities Lease)                                7.375        07/01/2016            268,686
-------------------------------------------------------------------------------------------------------------------------------
      1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)                      5.500        07/01/2030          1,974,365
-------------------------------------------------------------------------------------------------------------------------------
          5,000   NYS DA (Mental Health)                                            5.375        02/15/2026              5,187
-------------------------------------------------------------------------------------------------------------------------------
        625,000   NYS DA (Montefiore Medical Center)                                5.450        08/01/2029            664,800
-------------------------------------------------------------------------------------------------------------------------------
        600,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group) 1          5.500        07/01/2026            608,688
-------------------------------------------------------------------------------------------------------------------------------
      9,250,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)            6.500        07/01/2025          9,895,835
-------------------------------------------------------------------------------------------------------------------------------
        680,000   NYS DA (Nursing Home)                                             4.900        02/15/2041            703,120
-------------------------------------------------------------------------------------------------------------------------------
        835,000   NYS DA (Nursing Home)                                             4.950        02/15/2045            869,410
-------------------------------------------------------------------------------------------------------------------------------
         70,000   NYS DA (Nyack Hospital)                                           6.250        07/01/2013             70,250
-------------------------------------------------------------------------------------------------------------------------------
        430,000   NYS DA (Rochester General Hospital)                               5.700        08/01/2033            430,976
-------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS DA (School District Financing)                                5.750        10/01/2030          5,666,900
-------------------------------------------------------------------------------------------------------------------------------
      4,000,000   NYS DA (SS Joachim & Anne Residence)                              5.250        07/01/2027          4,215,320
-------------------------------------------------------------------------------------------------------------------------------
         40,000   NYS DA (St. Joseph's Hospital Health Center)                      5.250        07/01/2018             42,535
-------------------------------------------------------------------------------------------------------------------------------
         55,000   NYS DA (St. Vincent's Hospital & Medical Center)                  7.375        08/01/2011             55,196
-------------------------------------------------------------------------------------------------------------------------------
     13,090,000   NYS DA (State University Educational Facilities)                  5.250        05/15/2015         14,743,529
-------------------------------------------------------------------------------------------------------------------------------
      2,510,000   NYS DA (State University Educational Facilities)                  5.250        05/15/2021          2,875,983
-------------------------------------------------------------------------------------------------------------------------------
      1,015,000   NYS DA (Winthrop University Hospital)                             5.500        07/01/2023          1,085,746
-------------------------------------------------------------------------------------------------------------------------------
         20,000   NYS EFC (Clean Water & Drinking Revolving Funds)                  5.000        06/15/2027             21,099
-------------------------------------------------------------------------------------------------------------------------------
         85,000   NYS EFC (NYS Water Services)                                      6.600        09/15/2012             85,276
-------------------------------------------------------------------------------------------------------------------------------
         15,000   NYS EFC (NYS Water Services)                                      7.200        03/15/2011             15,341
-------------------------------------------------------------------------------------------------------------------------------
      5,395,000   NYS HFA RITES 2                                                   9.694 3      11/01/2015          5,952,951
-------------------------------------------------------------------------------------------------------------------------------
         45,000   NYS Medcare (Hospital & Nursing Home)                             5.400        08/15/2033             45,070
-------------------------------------------------------------------------------------------------------------------------------
        800,000   NYS Medcare (Hospital & Nursing Home)                             6.300        08/15/2023            809,592
-------------------------------------------------------------------------------------------------------------------------------
         80,000   NYS Medcare (St. Luke's Hospital)                                 5.625        08/15/2018             82,059
-------------------------------------------------------------------------------------------------------------------------------


3               |               Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON       MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------------
New York Continued
-------------------------------------------------------------------------------------------------------------------------------
$     1,750,000   NYS UDC RITES 2                                                  12.424% 3     03/15/2025      $   2,549,260
-------------------------------------------------------------------------------------------------------------------------------
        250,000   Oneida County IDA (Mohawk Valley Handicapped Services)            5.300        03/15/2019            261,593
-------------------------------------------------------------------------------------------------------------------------------
         55,000   Onondaga County IDA (Salina Free Library)                         5.500        12/01/2022             59,424
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Orange County IDA (Glen Arden)                                    5.625        01/01/2018            933,180
-------------------------------------------------------------------------------------------------------------------------------
        275,000   Orange County IDA (Glen Arden)                                    5.700        01/01/2028            244,434
-------------------------------------------------------------------------------------------------------------------------------
      1,500,000   Otsego County IDA (Hartwick College)                              5.900        07/01/2022          1,444,740
-------------------------------------------------------------------------------------------------------------------------------
     12,740,000   Port Authority  NY/NJ (Delta Air Lines)                           6.950        06/01/2008         12,713,756
-------------------------------------------------------------------------------------------------------------------------------
        500,000   Port Authority  NY/NJ, 132nd Series                               5.000        09/01/2038            530,775
-------------------------------------------------------------------------------------------------------------------------------
     25,000,000   Port Authority  NY/NJ, 140th Series                               5.000        12/01/2034         26,868,500
-------------------------------------------------------------------------------------------------------------------------------
      2,475,000   Rensselaer County Tobacco Asset Securitization Corp.              5.625        06/01/2035          2,525,267
-------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Rensselaer County Tobacco Asset Securitization Corp. 2            5.750        06/01/2043          2,053,800
-------------------------------------------------------------------------------------------------------------------------------
      1,060,000   Rockland County Tobacco Asset Securitization Corp.                5.625        08/15/2035          1,082,037
-------------------------------------------------------------------------------------------------------------------------------
      3,150,000   Rockland County Tobacco Asset Securitization Corp.                5.750        08/15/2043          3,236,751
-------------------------------------------------------------------------------------------------------------------------------
      2,500,000   Saratoga County IDA (Saratoga Hospital)                           5.125        12/01/2033          2,663,400
-------------------------------------------------------------------------------------------------------------------------------
      9,730,000   SONYMA, Series 61                                                 5.800        10/01/2016         10,145,374
-------------------------------------------------------------------------------------------------------------------------------
        250,000   SONYMA, Series 83                                                 5.550        10/01/2027            260,138
-------------------------------------------------------------------------------------------------------------------------------
      4,000,000   Suffolk County IDA (ALIA-IGHL)                                    7.250        12/01/2033          4,202,600
-------------------------------------------------------------------------------------------------------------------------------
        150,000   Suffolk County IDA (Dowling College)                              6.625        06/01/2024            151,437
-------------------------------------------------------------------------------------------------------------------------------
      1,500,000   Suffolk County IDA (Jefferson's Ferry)                            7.200        11/01/2019          1,632,585
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Suffolk County IDA (L.I.  Network Community Services)             7.550        02/01/2034          1,050,610
-------------------------------------------------------------------------------------------------------------------------------
        505,000   Suffolk County IDA (Pederson-Krag Center)                         7.200        02/01/2035            503,995
-------------------------------------------------------------------------------------------------------------------------------
        520,000   Sullivan County IDA (Center for Discovery)                        6.950        02/01/2035            521,191
-------------------------------------------------------------------------------------------------------------------------------
        100,000   Syracuse IDA (Crouse Irving Companies)                            5.250        01/01/2017            104,284
-------------------------------------------------------------------------------------------------------------------------------
         25,000   Triborough Bridge & Tunnel Authority                              5.000        01/01/2020             26,529
-------------------------------------------------------------------------------------------------------------------------------
      3,585,000   Triborough Bridge & Tunnel Authority RITES 2                     12.355 3      11/15/2032          4,384,598
-------------------------------------------------------------------------------------------------------------------------------
      2,560,000   Triborough Bridge & Tunnel Authority RITES 2                     12.365 3      11/15/2027          3,177,779
-------------------------------------------------------------------------------------------------------------------------------
     10,000,000   Triborough Bridge & Tunnel Authority RITES 2                     12.365 3      11/15/2032         12,230,400
-------------------------------------------------------------------------------------------------------------------------------
      4,550,000   Triborough Bridge & Tunnel Authority RITES 2                     12.855 3      11/15/2029          5,755,932
-------------------------------------------------------------------------------------------------------------------------------
      2,500,000   Triborough Bridge & Tunnel Authority RITES 2                     13.424 3      11/15/2023          3,498,800
-------------------------------------------------------------------------------------------------------------------------------
     94,960,000   TSASC, Inc. (TFABs)                                               5.750        07/15/2032         98,855,259
-------------------------------------------------------------------------------------------------------------------------------
      1,205,000   TSASC, Inc. (TFABs)                                               6.250        07/15/2027          1,271,371
-------------------------------------------------------------------------------------------------------------------------------
     19,345,000   TSASC, Inc. (TFABs)                                               6.250        07/15/2034         20,374,347
-------------------------------------------------------------------------------------------------------------------------------
        800,000   TSASC, Inc. (TFABs)                                               6.375        07/15/2039            846,184
-------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Utica IDA (Utica College Civic Facility)                          5.750        08/01/2028          3,050,670
-------------------------------------------------------------------------------------------------------------------------------
      1,250,000   Utica IDA (Utica College Civic Facility)                          6.750        12/01/2021          1,330,288
-------------------------------------------------------------------------------------------------------------------------------
        250,000   Westchester County IDA (Guiding Eyes for the Blind)               5.375        08/01/2024            263,888
-------------------------------------------------------------------------------------------------------------------------------
        500,000   Westchester County IDA (Kendal on Hudson)                         6.500        01/01/2034            533,560
-------------------------------------------------------------------------------------------------------------------------------
      1,895,000   Westchester County IDA (Rippowam-Cisqua School)                   5.750        06/01/2029          1,954,730
-------------------------------------------------------------------------------------------------------------------------------
        320,000   Westchester County IDA (Schnurmacher Center)                      6.500        11/01/2013            333,856
-------------------------------------------------------------------------------------------------------------------------------
        600,000   Westchester County IDA (Schnurmacher Center)                      6.500        11/01/2033            644,868
-------------------------------------------------------------------------------------------------------------------------------
        500,000   Yonkers GO                                                        5.000        08/01/2030            537,495
-------------------------------------------------------------------------------------------------------------------------------
        500,000   Yonkers GO                                                        5.000        08/01/2035            536,210
-------------------------------------------------------------------------------------------------------------------------------
         55,000   Yonkers IDA (Community Devel. Properties)                         6.625        02/01/2026             60,856
-------------------------------------------------------------------------------------------------------------------------------


4               |               Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON       MATURITY                VALUE
-------------------------------------------------------------------------------------------------------------------------------
New York Continued
$     1,100,000   Yonkers IDA (St. Joseph's Hospital)                               5.900%       03/01/2008      $   1,068,386
                                                                                                                 --------------
                                                                                                                   649,221,453
U.S. Possessions--8.4%
      8,510,000   Guam GO, Series A                                                 5.400        11/15/2018          8,514,000
-------------------------------------------------------------------------------------------------------------------------------
      1,085,000   Guam GO, Series A                                                 6.000        09/01/2006          1,085,184
-------------------------------------------------------------------------------------------------------------------------------
      5,250,000   Guam Power Authority, Series A                                    5.125        10/01/2029          5,618,655
-------------------------------------------------------------------------------------------------------------------------------
     10,000,000   Guam Power Authority, Series A                                    5.250        10/01/2034         10,786,100
-------------------------------------------------------------------------------------------------------------------------------
      5,275,000   Puerto Rico Children's Trust Fund (TASC)                          5.625        05/15/2043          5,430,507
-------------------------------------------------------------------------------------------------------------------------------
      3,720,000   Puerto Rico Highway & Transportation Authority, Series D          5.250        07/01/2038          3,961,837
-------------------------------------------------------------------------------------------------------------------------------
      6,000,000   Puerto Rico Highway & Transportation Authority, Series G          5.000        07/01/2042          6,283,920
-------------------------------------------------------------------------------------------------------------------------------
      3,850,000   Puerto Rico Infrastructure                                        5.000        07/01/2041          4,069,450
-------------------------------------------------------------------------------------------------------------------------------
      4,305,000   Puerto Rico ITEMECF (Polytechnic University of Puerto
                  Rico)                                                             5.000        08/01/2022          4,407,976
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Public Finance Corp., Series E                        5.500        08/01/2029          1,078,860
-------------------------------------------------------------------------------------------------------------------------------
      1,000,000   University of V.I., Series A                                      5.375        06/01/2034          1,070,580
-------------------------------------------------------------------------------------------------------------------------------
      1,700,000   V.I.  Public Finance Authority (Gross Receipts Taxes
                  Loan)                                                             5.000        10/01/2031          1,782,654
-------------------------------------------------------------------------------------------------------------------------------
      1,485,000   V.I.  Public Finance Authority, Series A                          5.500        10/01/2022          1,552,998
-------------------------------------------------------------------------------------------------------------------------------
        250,000   V.I.  Water & Power Authority                                     5.300        07/01/2018            257,115
                                                                                                                 --------------
                                                                                                                    55,899,836
-------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $655,174,115)--105.6%                                                            705,121,289
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets--(5.6)                                                                       (37,423,803)
                                                                                                                 --------------
Net Assets--100.0%                                                                                               $ 667,697,486
                                                                                                                 ==============

Footnotes to Statement of Investments

1. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $47,288,138, which represents 7.08% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.


5               |               Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Ratings  June 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        12.1%
AA                                                                         19.5
A                                                                          12.6
BBB                                                                        36.7
BB                                                                          4.9
B                                                                           1.6
CC                                                                          1.8
Not Rated                                                                  10.8
                                                                         -------
TOTAL                                                                     100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Association for Children with Down Syndrome
ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSD       Central School District
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
EFC       Environmental Facilities Corp.
EFLI      Epilepsy Foundation of L.I., Inc.
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Development Corp.
HFA       Housing Finance Agency/Authority
HJDOI     Hospital for Joint Diseases Orthopedic Institute
IDA       Industrial Development Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.      Long Island
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NCMRS     Nassau Community Mental Retardation Services Co.
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
RITES     Residual Interest Tax Exempt Security
PSCH      Professional Service Centers for the Handicapped, Inc.
ROLs      Residual Option Longs
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds


6               |               Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Development Corp.
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Association

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                              MARKET VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                                   $170,112,662         24.1%
Higher Education                                        88,472,927         12.6
Highways/Railways                                       81,639,645         11.6
Not-for-Profit Organization                             70,570,621         10.0
Water Utilities                                         42,530,428          6.0
General Obligation                                      41,317,576          5.9
Electric Utilities                                      33,759,421          4.8
Adult Living Facilities                                 33,111,363          4.7
Education                                               30,193,607          4.3
Marine/Aviation Facilities                              27,399,275          3.9
Hospital/Health Care                                    27,122,255          3.8
Multifamily Housing                                     12,765,633          1.8
Airlines                                                12,713,756          1.8
Single Family Housing                                   10,405,512          1.5
Municipal Leases                                         9,243,660          1.3
Special Tax                                              6,618,710          0.9
Sales Tax Revenue                                        4,414,512          0.6
Resource Recovery                                        2,697,375          0.4
Parking Fee Revenue                                         32,351          0.0
                                                      --------------------------
Total                                                 $705,121,289        100.0%
                                                      ==========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $658,340,433
                                                      ============

Gross unrealized appreciation                         $ 47,299,413
Gross unrealized depreciation                             (518,557)
                                                      ------------
Net unrealized appreciation                           $ 46,780,856
                                                      ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"


7               |               Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $16,961,702 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $51,109,450 as of June 30, 2005. Including the effect of leverage, inverse floaters represent 15.72% of the Fund's total assets as of June 30, 2005.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


8               |               Oppenheimer AMT-Free New York Municipals

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer ATM-Free New York Municipals

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005